                          CARTER LEDYARD & MILBURN LLP
                                 2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                                                January 27, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re: UBS Pathfinders Trust, Treasury & Growth Stock, Series 29
                File #333-121281
                Rule 497(j)Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of
Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on January 26, 2005.

                                                 Very truly yours,

                                                 /s/ Kathleen H. Moriarty, Esq.
                                                 ------------------------------
                                                 Kathleen H. Moriarty, Esq.